Note 14 - Investments (Details Textual) - Innovative Solar Ventures I, LLC [member] - USD ($) $ in Millions	1 Months Ended	3 Months Ended	12 Months Ended			27 Months Ended
	Apr. 30, 2017	Jun. 30, 2019	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017	Jun. 30, 2019
Statement Line Items [Line Items]
Proportion of ownership interest in joint venture	50.00%	50.00%	50.00%	50.00%
Investments in joint ventures	$ 14.2
Joint venture agreement, potential brokerage commissions	$ 0.8
Purchase of investments other than investments accounted for using equity method						$ 13.1
Trade and other current payables [member]
Statement Line Items [Line Items]
Purchase of investments other than investments accounted for using equity method		$ 1.1